Segment Analysis - Summary of Classification of Revenue (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Total revenue	£ 7,492	£ 7,341	£ 6,889
Revenue	7,492	7,341	6,889
North America [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	4,013	3,998	3,697
Revenue	4,013	3,998	3,697
Europe
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,790	2,644	2,568
Revenue	2,790	2,644	2,568
Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	689	699	624
Revenue	689	699	624
Operating segments [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	7,492	7,341	6,889
Revenue	7,492	7,341	6,889
Operating segments [member] | Electronic [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	5,513	5,388	4,948
Revenue	5,513	5,388	4,948
Operating segments [member] | Face to face [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,221	1,122	1,066
Revenue	1,221	1,122	1,066
Operating segments [member] | Print [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	758	831	875
Revenue	758	831	875
Operating segments [member] | Subscriptions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	3,889	3,800	3,612
Revenue	3,889	3,800	3,612
Operating segments [member] | Transactional [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	3,521	3,444	3,163
Revenue	3,521	3,444	3,163
Operating segments [member] | Advertising [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	82	97	114
Revenue	82	97	114
Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,538	2,473	2,318
Revenue	2,538	2,473	2,318
Operating segments [member] | Scientific, Technical & Medical [member] | Electronic [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,094	1,995	1,834
Revenue	2,094	1,995	1,834
Operating segments [member] | Scientific, Technical & Medical [member] | Face to face [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	7	10	10
Revenue	7	10	10
Operating segments [member] | Scientific, Technical & Medical [member] | Print [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	437	468	474
Revenue	437	468	474
Operating segments [member] | Scientific, Technical & Medical [member] | Subscriptions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,877	1,776	1,628
Revenue	1,877	1,776	1,628
Operating segments [member] | Scientific, Technical & Medical [member] | Transactional [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	615	646	631
Revenue	615	646	631
Operating segments [member] | Scientific, Technical & Medical [member] | Advertising [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	46	51	59
Revenue	46	51	59
Operating segments [member] | Risk & business analytics [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,117	2,073	1,905
Revenue	2,117	2,073	1,905
Operating segments [member] | Risk & business analytics [member] | Electronic [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,030	1,967	1,758
Revenue	2,030	1,967	1,758
Operating segments [member] | Risk & business analytics [member] | Face to face [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	36	38	37
Revenue	36	38	37
Operating segments [member] | Risk & business analytics [member] | Print [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	51	68	110
Revenue	51	68	110
Operating segments [member] | Risk & business analytics [member] | Subscriptions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	765	732	684
Revenue	765	732	684
Operating segments [member] | Risk & business analytics [member] | Transactional [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,322	1,301	1,172
Revenue	1,322	1,301	1,172
Operating segments [member] | Risk & business analytics [member] | Advertising [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	30	40	49
Revenue	30	40	49
Operating segments [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,618	1,686	1,619
Revenue	1,618	1,686	1,619
Operating segments [member] | Legal [member] | Electronic [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,338	1,384	1,321
Revenue	1,338	1,384	1,321
Operating segments [member] | Legal [member] | Face to face [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	10	7	7
Revenue	10	7	7
Operating segments [member] | Legal [member] | Print [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	270	295	291
Revenue	270	295	291
Operating segments [member] | Legal [member] | Subscriptions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,247	1,291	1,299
Revenue	1,247	1,291	1,299
Operating segments [member] | Legal [member] | Transactional [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	365	389	314
Revenue	365	389	314
Operating segments [member] | Legal [member] | Advertising [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	6	6	6
Revenue	6	6	6
Operating segments [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,219	1,109	1,047
Revenue	1,219	1,109	1,047
Operating segments [member] | Exhibitions [member] | Electronic [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	51	42	35
Revenue	51	42	35
Operating segments [member] | Exhibitions [member] | Face to face [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,168	1,067	1,012
Revenue	1,168	1,067	1,012
Operating segments [member] | Exhibitions [member] | Subscriptions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue		1	1
Revenue		1	1
Operating segments [member] | Exhibitions [member] | Transactional [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,219	1,108	1,046
Revenue	1,219	1,108	1,046
Operating segments [member] | North America [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	4,091	4,078	3,775
Revenue	4,091	4,078	3,775
Operating segments [member] | North America [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,118	1,045	960
Revenue	1,118	1,045	960
Operating segments [member] | North America [member] | Risk & business analytics [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,669	1,658	1,499
Revenue	1,669	1,658	1,499
Operating segments [member] | North America [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,083	1,145	1,106
Revenue	1,083	1,145	1,106
Operating segments [member] | North America [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	221	230	210
Revenue	221	230	210
Operating segments [member] | Europe
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,808	1,694	1,711
Revenue	1,808	1,694	1,711
Operating segments [member] | Europe | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	611	617	605
Revenue	611	617	605
Operating segments [member] | Europe | Risk & business analytics [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	322	308	322
Revenue	322	308	322
Operating segments [member] | Europe | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	340	340	330
Revenue	340	340	330
Operating segments [member] | Europe | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	535	429	454
Revenue	535	429	454
Operating segments [member] | Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,593	1,569	1,403
Revenue	1,593	1,569	1,403
Operating segments [member] | Rest of world [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	809	811	753
Revenue	809	811	753
Operating segments [member] | Rest of world [member] | Risk & business analytics [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	126	107	84
Revenue	126	107	84
Operating segments [member] | Rest of world [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	195	201	183
Revenue	195	201	183
Operating segments [member] | Rest of world [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	463	450	383
Revenue	£ 463	£ 450	£ 383